Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 4,857,255	$ 3,740,722	$ 6,787,250	$ 38,302
Deferred compensation, current portion	268,196	662,464	662,464
Prepaids & other current assets	199,360	27,662	22,521
Total current assets	5,324,811	4,430,848	7,472,235	38,302
Property and equipment:
Equipment	797,995	619,613	115,888	115,888
Leasehold improvements	541,559	464,362	12,420
Accumulated depreciation	(242,475)	(96,987)
Total fixed assets	1,097,079	986,988	128,308	115,888
Intangible assets, net	10,583	12,833	14,833
Right of use asset - facility	382,463	476,370	729,176
Deferred compensation, long term portion		11,034	673,498
Other assets	13,014	13,014	65,069
Total assets	6,827,950	5,931,087	9,083,119	154,190
Current liabilities:
Advances from officers				16,616
Notes payable to officers				120,000
Stockholders’ equity:
Accounts payable	457,648	114,100	68,575	2,886
Accrued expenses & other current liabilities	167,282	101,351	61,384	8,407
Lease liability, current portion	160,882	156,988	157,141
Total current liabilities	785,812	372,439	287,100	147,909
Lease liability, long term portion	337,888	458,705	610,455
Commitments and contingencies
Total liabilities	1,123,700	831,144	897,555	147,909
Preferred stock, value
Common stock, value	1,225	1,066	1,054	325
Additional paid-in capital	13,456,900	8,781,361	8,415,432	19,675
Accumulated deficit	(7,753,875)	(3,682,484)	(230,922)	(13,719)
Total stockholders’ equity	5,704,250	5,099,943	8,185,564	6,281
Total liabilities and stockholders’ equity	$ 6,827,950	$ 5,931,087	$ 9,083,119	$ 154,190